Financial instruments and risk management - Capital management - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 05, 2026 $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		3.1	3.4
Adjusted net borrowings | $		$ 20,869	$ 22,263
Post-employment benefit liabilities before tax | $		387	409
Adjusted EBITDA | $		$ 6,650	$ 6,645
Final dividend per share | $ / shares			$ 0.6298	$ 0.6298	$ 0.5998
Major ordinary share transactions
Disclosure of detailed information about financial instruments [line items]
Proposed final dividend per share (in US dollar per share) | $ / shares	$ 0.30
Recommended full year dividend | $ / shares		$ 0.50
Minimum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		2.5
Dividend policy payout range		0.30
Maximum
Disclosure of detailed information about financial instruments [line items]
Adjusted net borrowings to adjusted EBITDA ratio		3.0
Dividend policy payout range		0.50